Investment Securities - Changes in Credit Losses on Debt Securities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Credit Losses on Debt Securities [RollForward]
Balance at beginning of period	$ 84	$ 101	$ 116
Decreases in expected cash flows on securities for which other-than-temporary impairment was previously recognized	3	1	3
Total other-than-temporary impairment on debt securities	3	1	3
Increases in expected cash flows	(2)	(3)	(5)
Realized losses	(10)	(15)	(13)
Balance at end of period	$ 75	$ 84	$ 101